Class A Contingently Redeemable Preferred Units - Additional Information (Details) - Class A Preferred Units [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary equity, par value (in dollars per share)	$ 100
Temporary equity accumulated preferred return percentage	8.00%
Dividends	$ 0	$ 0
Payments of dividends	$ 0	$ 0